Segment and geographic information	12 Months Ended
Mar. 31, 2018
Segment and geographic information
Segment and geographic information

21. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2016
Non-interest revenue	¥429,948	¥91,014	¥571,322	¥211,453	¥1,303,737
Net interest revenue	5,686	4,395	148,955	(46,401)	112,635

Net revenue	435,634	95,409	720,277	165,052	1,416,372
Non-interest expenses	308,003	58,743	704,872	158,905	1,230,523

Income before income taxes	¥127,631	¥36,666	¥15,405	¥6,147	¥185,849

Year ended March 31, 2017
Non-interest revenue	¥369,503	¥90,025	¥564,877	¥243,459	¥1,267,864
Net interest revenue	4,931	9,402	174,379	(59,995)	128,717

Net revenue	374,434	99,427	739,256	183,464	1,396,581
Non-interest expenses	299,642	57,094	577,809	145,857	1,080,402

Income before income taxes	¥74,792	¥42,333	¥161,447	¥37,607	¥316,179

Year ended March 31, 2018
Non-interest revenue	¥406,295	¥118,545	¥587,474	¥272,271	¥1,384,585
Net interest revenue	6,613	8,792	127,859	(32,778)	110,486

Net revenue	412,908	127,337	715,333	239,493	1,495,071
Non-interest expenses	309,771	61,167	614,745	183,128	1,168,811

Income before income taxes	¥103,137	¥66,170	¥100,588	¥56,365	¥326,260

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other”.

The following table presents the major components of Income (loss) before income taxes in “Other” for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen
	Year ended March 31
	2016	2017	2018
Net gain (loss) related to economic hedging transactions	¥6,370	¥(7,279)	¥(6,461)
Realized gain on investments in equity securities held for operating purposes	187	1,092	785
Equity in earnings of affiliates	32,727	32,342	34,248
Corporate items	(52,314)	(6,439)	(41,884)
Other(1)(2)	19,177	17,891	69,677

Total	¥6,147	¥37,607	¥56,365

(1)	Includes the impact of Nomura’s own creditworthiness for the period ended March 31, 2016.
(2)	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen
	Year ended March 31
	2016	2017	2018
Net revenue	¥1,416,372	¥1,396,581	¥1,495,071
Unrealized gain (loss) on investments in equity securities held for operating purposes	(20,691)	6,616	1,898

Consolidated net revenue	¥1,395,681	¥1,403,197	¥1,496,969

Non-interest expenses	¥1,230,523	¥1,080,402	¥1,168,811
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,230,523	¥1,080,402	¥1,168,811

Income before income taxes	¥185,849	¥316,179	¥326,260
Unrealized gain (loss) on investments in equity securities held for operating purposes	(20,691)	6,616	1,898

Consolidated income before income taxes	¥165,158	¥322,795	¥328,158

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The tables below present a geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas for the years ended March 31, 2016, 2017 and 2018 and Long-lived assets associated with Nomura’s operations as of March 31, 2016, 2017 and 2018. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and Long-lived assets have been allocated based on transactions with external customers while Income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2016	2017	2018
Net revenue(1):
Americas	¥219,857	¥263,587	¥268,653
Europe	145,808	159,474	168,186
Asia and Oceania	78,700	67,278	68,011

Subtotal	444,365	490,339	504,850
Japan	951,316	912,858	992,119

Consolidated	¥1,395,681	¥1,403,197	¥1,496,969

Income (loss) before income taxes:
Americas	¥(32,042)	¥49,962	¥(8,771)
Europe	(67,384)	14,401	(14,654)
Asia and Oceania	19,806	23,746	22,751

Subtotal	(79,620)	88,109	(674)
Japan	244,778	234,686	328,832

Consolidated	¥165,158	¥322,795	¥328,158

	March 31
	2016	2017	2018
Long-lived assets:
Americas	¥129,308	¥125,222	¥117,323
Europe	76,589	66,167	67,010
Asia and Oceania	13,485	13,043	8,613

Subtotal	219,382	204,432	192,946
Japan	247,425	251,242	231,003

Consolidated	¥466,807	¥455,674	¥423,949

(1)	There is no revenue derived from transactions with a single major external customer.